UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21337

Western Asset Global High Income Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2008

WESTERN ASSET

GLOBAL HIGH INCOME FUND INC.

FORM N-Q

FEBRUARY 29, 2008

ITEM 1.          SCHEDULE OF INVESTMENTS

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited)

February 29, 2008

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 69.2%
Aerospace & Defense — 1.2%
410,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16 (a)	$402,825
1,150,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13 (a)	1,132,750
	Hawker Beechcraft Acquisition Co.:
1,210,000	8.875% due 4/1/15 (a)(b)	1,240,250
905,000	9.750% due 4/1/17 (a)	902,737
845,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12 (a)	870,350
	Total Aerospace & Defense	4,548,912

Airlines — 0.8%
	Continental Airlines Inc.:
209,843	8.388% due 5/1/22	205,646
	Pass-Through Certificates:
49,867	6.541% due 9/15/09	49,867
399,507	8.312% due 4/2/11 (a)	393,515
290,000	7.339% due 4/19/14	261,000
2,290,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)(c)	2,301,450
	Total Airlines	3,211,478

Auto Components — 1.0%
900,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)(c)	744,750
1,500,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13 (a)	922,500
2,565,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (a)	2,148,187
	Total Auto Components	3,815,437

Automobiles — 2.3%
	Ford Motor Co.:
	Debentures:
545,000	8.875% due 1/15/22 (a)	418,288
275,000	8.900% due 1/15/32	210,375
7,205,000	Notes, 7.450% due 7/16/31 (a)	4,953,437
	General Motors Corp.:
570,000	Notes, 7.200% due 1/15/11 (a)	517,275
	Senior Debentures:
300,000	8.250% due 7/15/23	228,375
3,570,000	8.375% due 7/15/33 (a)	2,748,900
	Total Automobiles	9,076,650

Beverages — 0.6%
2,330,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14 (a)	2,394,075

Building Products — 1.5%
	Associated Materials Inc.:
25,000	Senior Discount Notes, step bond to yield 7.090% due 3/1/14	16,000
1,560,000	Senior Subordinated Notes, 9.750% due 4/15/12 (a)	1,552,200
	GTL Trade Finance Inc.:
1,060,000	7.250% due 10/20/17 (a)(c)	1,101,123
2,036,000	7.250% due 10/20/17 (a)(c)	2,135,613
680,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14 (a)	530,400
1,130,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.542% due 3/1/14 (a)	604,550
	Total Building Products	5,939,886

Capital Markets — 1.0%
4,094,079	Turanlem Finance BV, 8.000% due 8/7/21 (a)(c)	4,103,700

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†		Security	Value
Chemicals — 0.9%
		Georgia Gulf Corp., Senior Notes:
930,000		9.500% due 10/15/14 (a)	$706,800
1,220,000		10.750% due 10/15/16 (a)	799,100
415,000		Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14 (a)	431,600
495,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12 (a)	533,363
1,190,000		Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)(c)	791,350
220,000		Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	195,800
		Total Chemicals	3,458,013

Commercial Banks — 4.4%
2,370,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)(c)	2,405,550
1,050,000		Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (a)(c)(d)	1,032,116
		HSBK Europe BV:
1,700,000		7.250% due 5/3/17 (a)(c)	1,496,000
730,000		7.250% due 5/3/17 (a)(c)	650,576
		ICICI Bank Ltd., Subordinated Bonds:
1,840,000		6.375% due 4/30/22 (a)(c)(d)	1,584,794
454,000		6.375% due 4/30/22 (a)(c)(d)	390,179
104,829,000	RUB	JPMorgan Chase Bank, 9.500% due 2/11/11 (a)(c)	4,378,719
		Russian Agricultural Bank, Loan Participation Notes:
1,692,000		7.175% due 5/16/13 (c)	1,732,270
1,529,000		6.299% due 5/15/17 (c)	1,429,615
		TuranAlem Finance BV, Bonds:
1,786,000		8.250% due 1/22/37 (a)(c)	1,495,775
880,000		8.250% due 1/22/37 (a)(c)	745,800
		Total Commercial Banks	17,341,394

Commercial Services & Supplies — 1.8%
775,000		Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (a)	683,937
900,000		Allied Waste North America Inc., Senior Notes, 7.375% due 4/15/14 (a)	870,750
1,618,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13 (a)	1,678,675
1,100,000		Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14 (a)	1,138,500
745,000		Rental Services Corp., Senior Notes, 9.500% due 12/1/14 (a)	612,763
2,510,000		US Investigations Services Inc., Senior Notes, 10.500% due 11/1/15 (a)(c)	2,095,850
		Total Commercial Services & Supplies	7,080,475

Construction & Engineering — 0.4%
1,687,000		Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)(c)	1,691,218

Consumer Finance — 2.4%
400,000		AmeriCredit Corp., 8.500% due 7/1/15	310,000
		Ford Motor Credit Co.:
		Notes:
50,000		7.875% due 6/15/10	46,102
1,300,000		7.000% due 10/1/13 (a)	1,067,905
		Senior Notes:
1,650,000		10.241% due 6/15/11 (a)(d)	1,426,943
115,000		9.875% due 8/10/11	106,527
210,000		7.127% due 1/13/12 (d)	165,393
440,000		8.000% due 12/15/16	360,875
		General Motors Acceptance Corp.:
5,820,000		Bonds, 8.000% due 11/1/31 (a)	4,409,616

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†	Security	Value
Consumer Finance — 2.4% (continued)
2,040,000	Notes, 6.875% due 8/28/12 (a)	$1,629,817
	Total Consumer Finance	9,523,178

Containers & Packaging — 0.8%
705,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14 (a)	604,538
805,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (a)	762,737
1,575,000	Owens-Illinois Inc., Senior Notes, 7.350% due 5/15/08 (a)	1,578,937
390,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	365,625
575,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (e)	7,188
	Total Containers & Packaging	3,319,025

Diversified Consumer Services — 0.4%
	Education Management LLC/Education Management Finance Corp.:
430,000	Senior Notes, 8.750% due 6/1/14 (a)	380,550
595,000	Senior Subordinated Notes, 10.250% due 6/1/16 (a)	502,775
	Service Corp. International:
140,000	Debentures, 7.875% due 2/1/13	140,197
	Senior Notes:
185,000	7.625% due 10/1/18	191,937
210,000	7.500% due 4/1/27	182,175
	Total Diversified Consumer Services	1,397,634

Diversified Financial Services — 1.7%
350,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 12.180% due 10/1/12	292,250
420,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (c)	296,100
550,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)(c)	484,000
290,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (c)	302,274
	Leucadia National Corp., Senior Notes:
540,000	8.125% due 9/15/15 (a)	546,750
340,000	7.125% due 3/15/17	328,950
290,000	Residential Capital LLC, Senior Notes, 8.000% due 2/22/11	155,875
	TNK-BP Finance SA:
1,750,000	7.500% due 7/18/16 (a)(c)	1,682,275
1,490,000	Senior Notes, 7.875% due 3/13/18 (a)(c)	1,454,687
890,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.952% due 10/1/15 (a)	656,375
555,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14 (a)	532,800
	Total Diversified Financial Services	6,732,336

Diversified Telecommunication Services — 3.1%
1,996,000	Axtel SAB de CV, 7.625% due 2/1/17 (a)(c)	2,035,920
120,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	100,200
635,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27 (a)	568,325
	Hawaiian Telcom Communications Inc.:
340,000	Senior Notes, 9.750% due 5/1/13	283,900
535,000	Senior Subordinated Notes, 12.500% due 5/1/15 (a)	414,625
	Intelsat Bermuda Ltd.:
755,000	9.250% due 6/15/16 (a)	758,775
1,505,000	Senior Notes, 11.250% due 6/15/16 (a)	1,506,881
25,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	24,938

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†	Security	Value
Diversified Telecommunication Services — 3.1% (continued)
	Level 3 Financing Inc.:
70,000	6.704% due 2/15/15 (d)	$49,700
965,000	Senior Notes, 9.250% due 11/1/14 (a)	786,475
670,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)(c)	663,300
1,520,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14 (a)	1,485,800
85,000	Qwest Corp., Notes, 8.241% due 6/15/13 (d)	82,238
1,255,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)(c)	941,250
	Virgin Media Finance PLC, Senior Notes:
650,000	8.750% due 4/15/14 (a)	559,000
550,000	9.125% due 8/15/16 (a)	464,750
155,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (c)	157,712
1,225,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,252,562
	Total Diversified Telecommunication Services	12,136,351

Electric Utilities — 1.0%
2,050,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)(c)	2,160,290
581,000	Enersis SA, Notes, 7.375% due 1/15/14 (a)	633,228
550,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10 (a)	599,500
550,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)(c)	409,750
	Total Electric Utilities	3,802,768

Electronic Equipment & Instruments — 0.2%
	NXP BV/NXP Funding LLC:
170,000	Senior Notes, 9.500% due 10/15/15	141,420
530,000	Senior Secured Notes, 7.875% due 10/15/14 (a)	484,950
	Total Electronic Equipment & Instruments	626,370

Energy Equipment & Services — 0.4%
560,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	541,100
750,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)(c)	755,625
270,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	282,150
	Total Energy Equipment & Services	1,578,875

Food & Staples Retailing — 0.2%
186,630	CVS Caremark Corp., Pass-Through Certificates, 5.298% due 1/11/27 (c)	176,187
	CVS Lease Pass-Through Trust:
104,691	5.880% due 1/10/28 (c)	96,315
642,778	6.036% due 12/10/28 (a)(c)	621,808
	Total Food & Staples Retailing	894,310

Food Products — 0.2%
	Dole Food Co. Inc., Senior Notes:
610,000	7.250% due 6/15/10 (a)	503,250
432,000	8.875% due 3/15/11	365,040
	Total Food Products	868,290

Gas Utilities — 0.4%
1,480,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13 (a)	1,443,000

Health Care Equipment & Supplies — 0.1%
330,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	283,800

Health Care Providers & Services — 3.4%
1,180,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	1,163,775
1,300,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (a)	1,293,500

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†	Security	Value
Health Care Providers & Services — 3.4% (continued)
	HCA Inc.:
1,360,000	Notes, 6.375% due 1/15/15 (a)	$1,142,400
	Senior Notes:
400,000	6.500% due 2/15/16	340,000
540,000	9.250% due 11/15/16 (a)	554,850
3,770,000	Senior Secured Notes, 9.625% due 11/15/16 (a)(b)	3,901,950
1,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14 (a)	1,662,437
	Tenet Healthcare Corp., Senior Notes:
430,000	6.375% due 12/1/11 (a)	387,537
125,000	7.375% due 2/1/13	109,063
1,959,000	9.875% due 7/1/14 (a)	1,839,011
	Universal Hospital Services Inc.:
160,000	8.288% due 6/1/15 (d)	151,200
135,000	8.500% due 6/1/15 (b)	135,338
1,080,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (a)(b)(d)	837,000
	Total Health Care Providers & Services	13,518,061

Hotels, Restaurants & Leisure — 3.2%
675,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14 (a)	560,250
675,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (e)	20,250
539,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)(c)	494,532
875,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12 (a)	831,250
255,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	238,425
825,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	206,250
1,000,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (a)	990,000
	MGM MIRAGE Inc.:
560,000	Notes, 6.750% due 9/1/12 (a)	529,200
	Senior Notes:
675,000	5.875% due 2/27/14 (a)	597,375
30,000	6.625% due 7/15/15	26,963
725,000	7.625% due 1/15/17 (a)	686,937
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
675,000	7.125% due 8/15/14 (a)	580,500
625,000	6.875% due 2/15/15 (a)	529,687
450,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12 (a)	429,750
876,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)(c)	915,420
95,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	97,613
830,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	684,750
1,150,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (a)	1,109,750
	Snoqualmie Entertainment Authority, Senior Secured Notes:
150,000	6.936% due 2/1/14 (c)(d)	130,500
145,000	9.125% due 2/1/15 (c)	129,775
	Station Casinos Inc.:
	Senior Notes:
110,000	6.000% due 4/1/12	93,500
760,000	7.750% due 8/15/16 (a)	636,500
190,000	Senior Subordinated Notes, 6.875% due 3/1/16	120,650
2,000,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)(c)	1,980,000
	Total Hotels, Restaurants & Leisure	12,619,827

Household Durables — 1.1%
80,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	79,400

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†	Security	Value
Household Durables — 1.1% (continued)
	K Hovnanian Enterprises Inc., Senior Notes:
780,000	7.500% due 5/15/16 (a)	$546,000
130,000	8.625% due 1/15/17	104,000
1,205,000	KB Home, Senior Subordinated Notes, 8.625% due 12/15/08 (a)	1,211,025
2,180,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11 (a)	2,147,300
445,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.838% due 9/1/12 (a)	389,375
	Total Household Durables	4,477,100

Household Products — 0.1%
490,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (a)	466,725

Independent Power Producers & Energy Traders — 5.2%
618,000	AES China Generating Co., Ltd., 8.250% due 6/26/10 (a)	592,837
	AES Corp.:
1,500,000	7.750% due 10/15/15 (a)	1,530,000
	Senior Notes:
525,000	9.375% due 9/15/10 (a)	556,500
670,000	8.875% due 2/15/11 (a)	703,500
1,940,000	7.750% due 3/1/14 (a)	1,973,950
1,150,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (a)	1,075,250
	Edison Mission Energy, Senior Notes:
690,000	7.750% due 6/15/16 (a)	714,150
550,000	7.200% due 5/15/19 (a)	541,750
765,000	7.625% due 5/15/27 (a)	724,837
8,080,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)(c)	7,938,600
845,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (a)	852,394
	NRG Energy Inc., Senior Notes:
450,000	7.250% due 2/1/14 (a)	440,438
2,850,000	7.375% due 2/1/16 (a)	2,753,812
	Total Independent Power Producers & Energy Traders	20,398,018

Industrial Conglomerates — 0.1%
523,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13 (a)	555,688

IT Services — 0.8%
520,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)(c)	422,500
1,240,000	First Data Corp., 9.875% due 9/24/15 (a)(c)	1,077,250
	SunGard Data Systems Inc.:
325,000	Senior Notes, 9.125% due 8/15/13	329,063
1,415,000	Senior Subordinated Notes, 10.250% due 8/15/15 (a)	1,415,000
	Total IT Services	3,243,813

Machinery — 0.0%
190,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	189,525

Media — 4.3%
	Affinion Group Inc.:
1,105,000	Senior Notes, 10.125% due 10/15/13 (a)	1,088,425
380,000	Senior Subordinated Notes, 11.500% due 10/15/15	351,500
325,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 12.125% due 1/15/15	167,375
3,257,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (a)	2,279,900
	CCH II LLC/CCH II Capital Corp., Senior Notes:
790,000	10.250% due 9/15/10 (a)	726,800
59,000	10.250% due 10/1/13	52,068

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†	Security	Value
Media — 4.3% (continued)
185,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	$106,375
285,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	178,125
575,000	CMP Susquehanna Corp., 9.875% due 5/15/14 (a)	383,094
	CSC Holdings Inc.:
425,000	Senior Debentures, 8.125% due 8/15/09 (a)	433,500
	Senior Notes:
550,000	8.125% due 7/15/09 (a)	561,000
250,000	7.625% due 4/1/11	249,687
575,000	6.750% due 4/15/12 (a)	557,750
1,367,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13 (a)	1,151,697
	EchoStar DBS Corp., Senior Notes:
375,000	7.000% due 10/1/13	371,250
1,775,000	6.625% due 10/1/14 (a)	1,712,875
3,715,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	2,210,425
455,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15 (a)	420,875
	R.H. Donnelley Corp., Senior Notes:
650,000	8.875% due 1/15/16 (a)	390,000
100,000	8.875% due 10/15/17 (c)	59,000
1,100,000	Rogers Cable Inc., Senior Secured Notes, 7.875% due 5/1/12 (a)	1,197,585
270,000	Sun Media Corp., 7.625% due 2/15/13	260,550
1,570,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)(c)	1,405,150
225,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	209,813
	XM Satellite Radio Inc., Senior Notes:
370,000	7.739% due 5/1/13 (d)	318,200
205,000	9.750% due 5/1/14	188,088
	Total Media	17,031,107

Metals & Mining — 3.9%
1,050,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (a)(c)	1,105,507
4,210,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (a)	4,473,125
2,100,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (a)	2,084,250
575,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (a)(b)(c)(d)	411,125
850,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	769,250
1,530,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)(c)	1,445,850
250,000	Steel Dynamics Inc., 7.375% due 11/1/12 (c)	254,375
500,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	443,750
	Vale Overseas Ltd., Notes:
1,448,000	8.250% due 1/17/34 (a)	1,597,571
2,934,000	6.875% due 11/21/36 (a)	2,850,058
	Total Metals & Mining	15,434,861

Multiline Retail — 0.8%
1,620,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)(c)	1,352,700
	Neiman Marcus Group Inc.:
600,000	7.125% due 6/1/28 (a)	522,000
1,090,000	Senior Subordinated Notes, 10.375% due 10/15/15 (a)	1,091,363
	Total Multiline Retail	2,966,063

Oil, Gas & Consumable Fuels — 11.4%
1,395,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12 (a)	1,401,975
	Chesapeake Energy Corp., Senior Notes:
1,350,000	6.375% due 6/15/15 (a)	1,312,875

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 11.4% (continued)
270,000		6.625% due 1/15/16	$264,263
160,000		Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	169,282
245,000		Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	247,450
462,272		Corral Finans AB, 5.758% due 4/15/10 (b)(c)(d)	353,638
		El Paso Corp.:
		Medium-Term Notes:
2,050,000		7.375% due 12/15/12 (a)	2,141,811
1,330,000		7.750% due 1/15/32 (a)	1,379,007
125,000		Notes, 7.875% due 6/15/12	131,974
70,000		El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	79,613
980,000		Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (a)(d)	963,716
1,530,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (a)	1,480,275
		Gazprom:
		Bonds:
159,710,000	RUB	6.790% due 10/29/09 (a)	6,584,113
53,230,000	RUB	7.000% due 10/27/11 (a)	2,165,614
		Loan Participation Notes:
890,000		6.212% due 11/22/16 (c)	837,757
1,749,000		Senior Notes, 6.510% due 3/7/22 (c)	1,620,505
61,340,000	RUB	Gazprom OAO, 6.950% due 8/6/09 (a)	2,546,030
655,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (a)	622,250
		LUKOIL International Finance BV:
830,000		6.356% due 6/7/17 (a)(c)	786,425
946,000		6.656% due 6/7/22 (a)(c)	858,495
390,000		Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	377,325
845,000		Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16 (a)	889,362
		OPTI Canada Inc., Senior Secured Notes:
690,000		7.875% due 12/15/14 (a)(c)	674,475
445,000		8.250% due 12/15/14 (a)(c)	441,663
		Pemex Project Funding Master Trust:
5,640,000		6.625% due 6/15/35 (a)(c)	5,926,788
1,390,000		Senior Bonds, 6.625% due 6/15/35 (a)	1,460,680
510,000		Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (a)	522,750
410,000		Petroplus Finance Ltd., Senior Note, 7.000% due 5/1/17 (c)	370,025
		Petrozuata Finance Inc.:
1,800,000		8.220% due 4/1/17 (a)(c)	1,858,500
890,000		8.220% due 4/1/17 (a)(c)	894,450
1,245,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)	1,164,075
660,000		Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11 (a)	660,000
550,000		TNK-BP Finance SA, 6.625% due 3/20/17 (a)(c)	493,625
355,000		W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (c)	333,700
630,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (a)	630,000
		Williams Cos. Inc.:
1,060,000		Notes, 8.750% due 3/15/32 (a)	1,253,450
1,000,000		Senior Notes, 7.625% due 7/15/19 (a)	1,075,000
		Total Oil, Gas & Consumable Fuels	44,972,936

Paper & Forest Products — 1.1%
		Abitibi-Consolidated Co. of Canada, Senior Notes:
190,000		7.750% due 6/15/11	105,450
1,300,000		8.491% due 6/15/11 (a)(d)	682,500
325,000		8.375% due 4/1/15	183,625
485,000		Abitibi-Consolidated Inc., Debentures, 7.400% due 4/1/18	231,587
		Appleton Papers Inc.:
375,000		Senior Notes, 8.125% due 6/15/11	365,625

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†	Security	Value
Paper & Forest Products — 1.1% (continued)
715,000	Senior Subordinated Notes, 9.750% due 6/15/14 (a)	$682,825
	NewPage Corp.:
1,120,000	10.000% due 5/1/12 (a)(c)	1,128,400
885,000	Senior Secured Notes, 9.489% due 5/1/12 (a)(d)	871,725
65,000	Senior Subordinated Notes, 12.000% due 5/1/13	64,350
	Total Paper & Forest Products	4,316,087

Pharmaceuticals — 0.1%
1,270,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (e)	260,350

Real Estate Investment Trusts (REITs) — 0.8%
30,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	28,350
2,275,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13 (a)	2,252,250
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
175,000	6.500% due 6/1/16	171,500
690,000	6.750% due 4/1/17 (a)	683,100
	Total Real Estate Investment Trusts (REITs)	3,135,200

Real Estate Management & Development — 0.3%
325,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	167,375
1,750,000	Realogy Corp., 12.375% due 4/15/15 (a)	936,250
	Total Real Estate Management & Development	1,103,625

Road & Rail — 0.9%
790,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12 (a)	825,550
	Hertz Corp.:
750,000	Senior Notes, 8.875% due 1/1/14 (a)	718,125
1,860,000	Senior Subordinated Notes, 10.500% due 1/1/16 (a)	1,776,300
160,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13	151,600
190,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	192,850
	Total Road & Rail	3,664,425

Semiconductors & Semiconductor Equipment — 0.1%
605,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	496,100

Software — 0.2%
1,075,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	897,625

Specialty Retail — 0.4%
	AutoNation Inc., Senior Notes:
335,000	6.258% due 4/15/13 (d)	276,375
85,000	7.000% due 4/15/14	77,775
590,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12 (a)	480,850
345,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	364,838
460,000	Michaels Stores Inc., 11.375% due 11/1/16 (a)	382,950
	Total Specialty Retail	1,582,788

Textiles, Apparel & Luxury Goods — 0.2%
1,375,000	Simmons Co., Senior Discount Notes, step bond to yield 9.983% due 12/15/14 (a)	924,688

Tobacco — 0.2%
	Alliance One International Inc., Senior Notes:
110,000	8.500% due 5/15/12	103,400

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†	Security	Value
Tobacco — 0.2% (continued)
600,000	11.000% due 5/15/12 (a)	$612,000
	Total Tobacco	715,400

Trading Companies & Distributors — 0.7%
595,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)(c)	493,850
1,370,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (a)	1,143,950
1,415,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(c)	1,195,675
	Total Trading Companies & Distributors	2,833,475

Transportation Infrastructure — 0.2%
	Saint Acquisition Corp.:
1,020,000	Secured Notes, 12.500% due 5/15/17 (a)(c)	459,000
380,000	Senior Secured Notes, 10.815% due 5/15/15 (c)(d)	165,300
	Total Transportation Infrastructure	624,300

Wireless Telecommunication Services — 2.9%
630,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)(c)	551,250
1,090,000	America Movil SAB de CV, 5.625% due 11/15/17 (a)	1,085,328
260,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	230,100
1,105,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15 (a)	856,974
170,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	178,762
	Rural Cellular Corp.:
260,000	Senior Notes, 9.875% due 2/1/10 (a)	268,450
440,000	Senior Subordinated Notes, 6.076% due 6/1/13 (a)(d)	446,600
6,510,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)(c)	6,151,950
1,708,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (c)	1,697,410
	Total Wireless Telecommunication Services	11,466,824

	TOTAL CORPORATE BONDS & NOTES (Cost — $293,257,893)	273,161,786

ASSET-BACKED SECURITIES — 0.0%
Home Equity — 0.0%
110,125	Finance America Net Interest Margin Trust, 5.250% due 6/27/34 (c)(f)	110
	Sail Net Interest Margin Notes:
42,974	7.000% due 7/27/33 (c)(f)	43
14,101	7.000% due 7/27/33 (c)	14
	TOTAL ASSET-BACKED SECURITIES (Cost — $166,852)	167

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
	Federal National Mortgage Association (FNMA) STRIP, IO:
8,051,117	5.500% due 1/1/33 (f)	1,854,681
9,890,582	5.500% due 6/1/33 (f)	2,288,497

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $5,087,661)	4,143,178

COLLATERALIZED SENIOR LOANS — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
	Ashmore Energy International:
131,105	Synthetic Revolving Credit Facility, 8.250% due 3/30/14 (d)	114,062
977,519	Term Loan, 7.830% due 3/30/14 (d)	850,441

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,106,125)	964,503

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†		Security	Value
MORTGAGE-BACKED SECURITIES — 51.3%
FHLMC — 24.9%
		Federal Home Loan Mortgage Corp. (FHLMC):
2,080,226		5.914% due 10/1/36 (a)(d)	$2,143,267
4,170,812		5.733% due 3/1/37 (a)(d)	4,285,582
3,541,062		5.888% due 5/1/37 (a)(d)	3,649,377
195,331		6.116% due 9/1/37 (d)	201,476
4,192,876		5.829% due 11/1/37 (a)(d)	4,310,917
4,191,566		5.619% due 12/1/37 (a)(d)	4,301,512
40,000,000		5.000% due 4/14/38 (g)	39,306,240
		Gold:
38,365,282		5.500% due 12/1/37 (a)	38,613,935
1,600,000		5.500% due 3/12/38 (g)	1,609,250
		TOTAL FHLMC	98,421,556

FNMA — 20.7%
		Federal National Mortgage Association (FNMA):
57,300,000		5.000% due 3/12/38-3/14/38 (g)	56,346,211
12,450,000		5.500% due 3/18/23-3/14/38 (g)	12,565,417
500,000		6.000% due 3/18/23 (g)	516,485
968,745		6.500% due 7/1/36 (a)	1,004,687
10,918,054		6.000% due 10/1/37-11/1/37 (a)	11,162,111
		TOTAL FNMA	81,594,911

GNMA — 5.7%
8,700,000		Government National Mortgage Association (GNMA), 6.500% due 3/20/38 - 4/21/38 (g)	9,071,358
12,800,000		Government National Mortgage Association (GNMA) II, 6.500% due 3/21/38 (g)	13,343,975
		TOTAL GNMA	22,415,333
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $199,800,129)	202,431,800

SOVEREIGN BONDS — 17.3%
Argentina — 0.9%
		Republic of Argentina:
1,074,000	EUR	9.000% due 6/20/03 (e)	513,774
1,100,000	EUR	10.250% due 1/26/07 (e)	551,270
1,729,117	EUR	8.000% due 2/26/08 (e)	848,173
1,550,000	DEM	11.750% due 11/13/26 (e)	370,086
1,684,800	ARS	Bonds, 2.000% due 1/3/10 (d)	1,176,967
522,000	EUR	Medium-Term Notes, 10.000% due 2/22/07 (e)	261,602
		Total Argentina	3,721,872

Brazil — 4.6%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	9.762% due 1/1/10	571
32,108,000	BRL	9.762% due 7/1/10	18,148,854
		Total Brazil	18,149,425

Colombia — 1.0%
		Republic of Colombia:
544,000		11.750% due 2/25/20	798,320
2,852,000		7.375% due 9/18/37	3,044,510
		Total Colombia	3,842,830

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†		Security	Value
Ecuador — 0.7%
2,765,000		Republic of Ecuador, 10.000% due 8/15/30 (c)	$2,716,613

Indonesia — 1.7%
		Republic of Indonesia:
525,000		8.500% due 10/12/35 (c)	593,906
28,956,000,000	IDR	Series FR40, 11.000% due 9/15/25	3,216,828
15,399,000,000	IDR	Series FR43, 10.250% due 7/15/22	1,624,870
11,646,000,000	IDR	Series FR45, 9.750% due 5/15/37	1,140,215
		Total Indonesia	6,575,819

Mexico — 1.2%
		United Mexican States:
300,000		11.375% due 9/15/16	432,450
84,000		Medium-Term Notes, Series A, 5.625% due 1/15/17	87,570
3,832,000		Medium-Term Notes, 6.750% due 9/27/34	4,224,780
		Total Mexico	4,744,800

Panama — 1.6%
		Republic of Panama:
1,275,000		9.375% due 4/1/29	1,689,375
4,820,000		6.700% due 1/26/36	4,880,250
		Total Panama	6,569,625

Peru — 0.6%
		Republic of Peru:
278,000		8.750% due 11/21/33	361,400
1,774,000		Bonds, 6.550% due 3/14/37	1,831,655
50,000		Global Bonds, 7.350% due 7/21/25	56,250
		Total Peru	2,249,305

Russia — 1.0%
2,196,000		Russian Federation, 12.750% due 6/24/28 (c)	3,961,035

Turkey — 0.4%
1,896,000	TRY	Republic of Turkey, 14.000% due 1/19/11	1,479,113

Uruguay — 0.6%
2,229,935		Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	2,297,948

Venezuela — 3.0%
		Bolivarian Republic of Venezuela:
365,000		8.500% due 10/8/14	355,875
10,497,000		5.750% due 2/26/16	8,660,025
475,000		7.650% due 4/21/25	407,313
		Collective Action Securities:
1,608,000		9.375% due 1/13/34	1,579,860
875,000		Notes, 10.750% due 9/19/13	936,250
		Total Venezuela	11,939,323

		TOTAL SOVEREIGN BONDS (Cost — $65,216,066)	68,247,708

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.4%
U.S. Government Agencies — 0.4%
410,000		Federal Home Loan Mortgage Corp. (FHLMC), Notes, 5.125% due 4/18/11 (a)	439,139
1,000,000		Federal National Mortgage Association (FNMA), 5.625% due 11/15/21 (a)	1,052,876

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,410,895)	1,492,015

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†		Security	Value
U.S. TREASURY INFLATION PROTECTED SECURITIES — 3.0%
		U.S. Treasury Bonds, Inflation Indexed:
3,079,973		2.000% due 1/15/26 (a)	$3,205,100
958,346		2.375% due 1/15/27 (a)	1,056,876
3,058,357		1.750% due 1/15/28 (a)	3,067,199
		U.S. Treasury Notes, Inflation Indexed:
740,887		2.000% due 1/15/16 (a)	803,226
1,708,355		2.375% due 1/15/17 (a)	1,906,818
1,723,069		2.625% due 7/15/17 (a)	1,966,454

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $11,052,870)	12,005,673
Shares
COMMON STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
2,085,181		Home Interiors & Gifts Inc. (f)(h)* (Cost - $853,389)	2

PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
32,400		Ford Motor Co., 8.000%	512,545

FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
2,600		Preferred Plus, Trust Series FRD-1, 7.400%	41,600
9,700		Saturns, Series F 2003-5, 8.125%	161,214
		TOTAL FINANCIALS	202,814

		TOTAL PREFERRED STOCKS (Cost — $738,392)	715,359
Warrants
WARRANT — 0.0%
2,675		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost - $82,925)	98,306

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $578,773,197)	563,260,497
Face Amount†
SHORT-TERM INVESTMENTS — 8.9%
Sovereign Bonds — 3.9%

5,701,000	MYR	Bank Negara Malaysia Monetary Notes, Series 4207, zero coupon bond to yield 3.420% due 4/22/08	1,776,391
		Egypt Treasury Bills:
56,850,000	EGP	Zero coupon bond to yield 7.570% due 10/28/08	9,951,924
20,625,000	EGP	Zero coupon bond to yield 6.800% due 11/11/08	3,600,564
		Total Sovereign Bonds (Cost — $15,105,736)	15,328,879

U.S. Government Agency — 1.0%
4,050,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (a)(i)(j) (Cost - $4,042,109)	4,042,109

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

February 29, 2008

Face Amount†	Security	Value
Repurchase Agreement — 4.0%
15,950,000	Morgan Stanley tri-party repurchase agreement dated 2/29/08, 3.000% due 3/3/08; Proceeds at maturity - $15,953,988; (Fully collateralized by U.S. government agency obligations, 4.250% due 12/17/10; Market value - $16,408,841) (a) (Cost - $15,950,000)	$15,950,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $35,097,845)	35,320,988
	TOTAL INVESTMENTS — 151.6% (Cost — $613,871,042#)	598,581,485
	Liabilities in Excess of Other Assets — (51.6)%	(203,725,764)
	TOTAL NET ASSETS — 100.0%	$394,855,721

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

All or a portion of this security is segregated for open futures contracts, a revolving credit facility, extended settlements, swap contracts, foreign currency contracts, mortgage dollar rolls, and securities traded on a to-be-announced (“TBA”) basis.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.
(e)	Security is currently in default.
(f)	Illiquid security.
(g)	This security is traded on a TBA basis (See Note 1).
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(i)	Rate shown represents yield-to-maturity.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
BRL - Brazilian Dollar
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
IO - Interest Only
MYR - Malaysian Ringgit
OJSC - Open Joint Stock Company
RUB - Russian Ruble
STRIP - Separate Trading of Registered Interest and Principal
TRY - Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary objective is high current income. The Fund’s secondary objective is total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio.  Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Forward Foreign Currency Contracts.  The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Written Options.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Stripped Securities.  The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund  has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(j) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(k) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At February 29, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,410,338
Gross unrealized depreciation	(28,699,895)
Net unrealized depreciation	$(15,289,557)

At February 29, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	109	3/08	$26,051,733	$26,484,275	$432,542
Japanese Yen	48	3/08	5,404,440	5,777,400	372,960
					$805,502

Contracts to Sell:
Australian Dollar	16	3/08	$1,392,480	$1,488,960	$(96,480)
Euro	32	3/08	5,853,034	6,074,000	(220,966)
U.S. Treasury Bond	51	6/08	5,890,550	6,049,875	(159,325)
U.S. Treasury 2 Year Note	45	6/08	9,590,556	9,671,484	(80,928)
U.S. Treasury 5 Year Note	1	3/08	113,339	114,828	(1,489)
U.S. Treasury 5 Year Note	309	6/08	34,701,439	35,303,250	(601,811)
U.S. Treasury 10 Year Note	65	3/08	7,348,097	7,714,688	(366,591)
U.S. Treasury 10 Year Note	363	6/08	41,695,685	42,573,094	(877,409)
					$(2,404,999)
Net Unrealized Loss on Open Futures Contracts					$(1,599,497)

At February 29, 2008, the Fund had open forward foreign currency contracts as described below:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Indian Rupee	12,521,500	313,159	3/14/08	(3,841)
Indian Rupee	37,516,950	938,287	3/14/08	(12,713)
Indian Rupee	12,545,100	313,800	3/17/08	(4,200)
				(20,754)
Contract to Sell:
Pound Sterling	1,683,000	$3,326,199	5/7/08	$(1,769)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(22,523)

At February 29, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding May 31, 2007	—	—
Options written	82,400,000	$567,340
Options closed	—	—
Options expired	82,400,000	567,340
Options written, outstanding February 29, 2008	—	$—

At February 29, 2008, the Fund held TBA securities with a total cost of $131,028,817.

At February 29, 2008, the Fund held the following credit default swap contract:

Swap Counterparty:	Barcalays Capital Inc.
Effective Date:	10/11/2007
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	148,500,000
Payments made by the Fund:	Payment only if credit event occurs
Payments received by the Fund:	Fixed rate 3.75%
Termination Date:	12/20/2012
Unrealized Depreciation	$(19,624,483)

3. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                 EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	April 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	April 28, 2008